Current trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current trade and other receivables
Total trade and other current receivables	$ 9,644	$ 7,022	$ 5,761
Trade receivables - subject to factoring
Current trade and other receivables
Trade receivables	1,865	1,250	892
Due within one year
Current trade and other receivables
Trade receivables	6,054	3,829	3,606
Less: Amounts provided for doubtful debts (Note 28)	(23)	(23)	(21)
Net current trade and other receivables	6,031	3,806	3,585
Other receivables	1,808	1,278	1,083
Prepayments	1,512	1,735	865
Government grants receivable		53
Accrued income	$ 293	$ 150	$ 228